Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share
Earnings per share

23Earnings per share

Basic earnings per share amounts are calculated by dividing the net profit (loss) for the year attributable to ordinary equity holders of the parent company by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share amounts are calculated by dividing the net profit (loss) attributable to ordinary equity holder of the parent company by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all warrants and the weighted average number of ordinary shares that would be issued on conversion of the convertible debt. If there is a net loss after taxes, the number of diluted shares is equal to the basic shares.

The net profit (loss) for the year used for the basic and diluted earnings per share are reconciled as follows:

	For the year ended December 31
in 000€	2024	2023	2022
Net profit (loss) attributable to ordinary equity holders of the parent for basic earnings	13,436	6,722	(2,123)
Net profit (loss) attributable to ordinary equity holders of the parent adjusted for the effect of dilution	13,436	6,722	(2,123)

The warrants are dilutive at December 31, 2024. The warrants were dilutive as per December 31, 2023 and were antidilutive as per December 31, 2022.

The following reflects the share data used in the basic and diluted earnings per share computations:

	For the year ended December 31
in 000	2024	2023	2022
Weighted average number of ordinary shares for basic earnings per share	59,067	59,067	59,064
Effect of dilution:
Warrants	37	18	—
Weighted average number of ordinary shares adjusted for effect of dilution	59,105	59,085	59,064

The earnings per share are as follows:

	For the year ended December 31
	2024	2023	2022
Earnings per share attributable to the owners of the parent
Basic	0.23	0.11	(0.04)
Diluted	0.23	0.11	(0.04)